FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Interest rate derivatives
We have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

Instrument (in thousands of $)	Year End	Notional Amount	Maturity Dates			Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	December 31, 2014	919,130	2015	to	2020	0.92%	to	2.96%
Receiving floating, pay fixed	December 31, 2013	997,607	2014	to	2020	0.92%	to	5.04%

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to interest rate swap agreements on the statements of operations is as follows:

Derivatives designated as hedging instruments		Effective portion gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
(in thousands of $)	Location	2014	2013	2012	2014	2013	2012
Interest rate swaps	Other financial items, net	(1,339)	775	—	(1,210)	1,015	(409)

Effect of cash flow hedging relationships on statements of changes in equity
The effect of cash flow hedging relationships relating to interest rate swap agreements excluding the cross currency interest rate swap on the other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2014	2013	2012
Interest rate swaps	492	5,515	1,113

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
As of December 31, 2014, we have the following foreign currency forward contract:.

	Notional Amount			Average forward
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity Date	rate USD foreign currency
Currency rate swaps:
Singapore dollars	563	441	2015	1.276

Schedule Of Cash Flow Hedging Relationships Relating To Cross Currency Interest Rate Swap Contracts And Changes In Equity [Table Text Block]
Accordingly, the net loss recognized in accumulated other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2014	2013	2012
Cross currency interest rate swap	(184)	1,080	(5,063)

Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying value and estimated fair value of our financial instruments at December 31, 2014 and 2013 are as follows:

(in thousands of $)	Fair Value Hierarchy(1)	2014 Carrying Value	2014 Fair Value	2013 Carrying Value	2013 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	98,998	98,998	103,100	103,100
Restricted cash and short-term investments	Level 1	172,383	172,383	170,176	170,176
Short-term debt due to related party	Level 3	20,000	20,000	—	—
High-yield bonds(1)	Level 1	174,450	173,578	214,100	221,166
Long-term debt—floating(2)	Level 2	858,082	858,082	675,371	675,371
Obligations under capital leases(2)	Level 2	150,997	150,997	159,008	159,008
Derivatives:
Interest rate swaps asset(3)(4)	Level 2	3,617	3,617	5,335	5,335
Interest rate swaps liability(3)(4)	Level 2	15,222	15,222	15,119	15,119
Cross currency interest rate swap liability(3)(5)	Level 2	56,639	56,639	16,804	16,804
Foreign currency swaps liability(3)	Level 2	16	16	—	—
__________________________________________

(1)
This pertains to high-yield bonds with a carrying value of $174.5 million as of December 31, 2014 which is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of December 31, 2014 was $173.6 million (2013: $221.2 million), which represents 99.5% (2013: 103.3%) of its face value.

(2)	Our debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.

(3)	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(4)
The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of December 31, 2014 and 2013 was $2.0 million (with a notional amount of $211.6 million) and $3.5 million (with a notional amount of $287.1 million), respectively. The expected maturity of these interest rate agreements is from May 2015 to March 2018.

(5)
We issued NOK denominated senior unsecured bonds. In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge.

Offsetting Liabilities [Table Text Block]
However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2014 and 2013 would be adjusted as detailed in the following table:

	December 31, 2014			December 31, 2013
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	3,617	(1,831)	1,786	5,335	—	5,335
Total liability derivatives	15,222	(1,831)	13,391	15,119	—	15,119

Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
As of December 31, 2014 and 2013, the details of our cross currency interest rate swap are as follows:

	Interest rate element		Currency element
			Notional Amount			Average forward rate USD foreign currency
Instrument (in thousands)	Notional Amount	Fixed Interest Rate	Receiving in Norwegian Kroner	Pay in USD	Maturity Date
Cross currency interest rate swap	227,193	6.485%	1,300,000	227,193	2017	5.722